UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3632

                             Scudder Tax Free Trust
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Intermediate Tax/AMT Free Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Principal
                                                                                                Amount ($)      Value ($)
                                                                                           ------------------------------
Municipal Investments 100.0%
Alaska 2.3%
Anchorage, AK, State GO, Series A, 5.5%, 6/1/2017 (a)                                        3,035,000         3,421,780
North Slope Borough, AK, Other GO, Series A, Zero Coupon,
6/30/2006 (a) (b)                                                                           11,150,000        10,764,433
                                                                                                             -----------
                                                                                                              14,186,213

Arizona 3.9%
Arizona, School District GO, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)                                                                2,500,000         2,763,100
5.5%, 7/1/2014                                                                               4,000,000         4,523,800
Arizona, School Facilities Board Revenue, State School Trust,
Series A, 5.75%, 7/1/2015 (a)                                                                3,500,000         4,094,615
Arizona, Water & Sewer Revenue, Water Quality, Series A,
5.375%, 10/1/2015                                                                            2,500,000         2,849,775
Maricopa County, AZ, School District GO, Unified School District
No.41, Gilbert School:
Zero Coupon, 1/1/2006 (a)                                                                    2,925,000         2,858,954
Zero Coupon, 7/1/2006 (a)                                                                    7,605,000         7,349,852
                                                                                                             -----------
                                                                                                              24,440,096

Arkansas 0.0%
Rogers County, AR, Sales & Special Tax Revenue, 5.35%, 11/1/2011                                50,000            50,336

California 12.7%
California, Department Water Resources Power Supply Revenue,
Series A, 5.5%, 5/1/2015 (a)                                                                10,000,000        11,249,100
California, Electric Revenue, Central Valley Financing Authority,
Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009                               105,000           108,696
California, Electric Revenue, Department of Water Resources and
Power Supply, Series A, 5.875%, 5/1/2016                                                     7,000,000         7,980,140
California, General Obligation, Economic Recovery, Series A,
5.25%, 7/1/2014 (a)                                                                          6,825,000         7,744,259
California, Infrastructure & Economic Development Bank Revenue,
Clean Water, State Revolving Fund, 5.0%, 10/1/2017                                           6,735,000         7,270,837
California, Infrastructure & Economic Development Bank Revenue,
Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (a)                              3,000,000         3,289,950
California, State Economic Recovery, Series C-3, 1.32%*, 7/1/2023                            1,250,000         1,250,000
California, State GO:
5.0%, 10/1/2016                                                                              3,000,000         3,208,560
5.25%, 2/1/2018                                                                              5,000,000         5,427,600
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (a)                            3,000,000         3,329,310
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009                             7,275,000         8,388,512
Series A, ETM, Zero Coupon, 1/1/2005                                                         1,000,000           994,840
Long Beach, CA, Sales & Special Tax Revenue, Project Revenue,
Aquarium of the Pacific Project, Series A, ETM, 5.75%, 7/1/2005                                480,000           497,779
Los Angeles, CA, School District GO, 5.5%, 7/1/2015 (a)                                      4,000,000         4,546,160
Saddleback Valley, CA, Unified School District GO, 5.0%,
8/1/2023 (a)                                                                                 5,460,000         5,731,963
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation
Corridor Agency, Toll Road Revenue, Series A, Zero Coupon,
1/15/2012 (a)                                                                                  825,000           622,091
South Orange County, CA, Public Financing Authority, Special Tax
Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (a)                                       6,260,000         6,970,760
                                                                                                             -----------
                                                                                                              78,610,557

Colorado 1.0%
Arapahoe County, CO, Transportation/Toll Revenue, Capital
Improvement Trust Fund, Series E-470, Prerefunded, 6.9%, 8/31/2015                             300,000           325,038
Colorado, Transportation/Tolls Revenue, Regional Transportation
District Sales Tax, Series B, 5.5%, 11/1/2016 (a)                                            5,000,000         5,657,300
                                                                                                             -----------
                                                                                                               5,982,338

Connecticut 1.1%
Connecticut, Hospital & Healthcare Revenue, Windham Community
Memorial Hospital, Series C, 5.75%, 7/1/2011                                                 2,300,000         2,231,023
Connecticut, State GO, Series A, 5.375%, 4/15/2016                                           4,000,000         4,437,080
                                                                                                             -----------
                                                                                                               6,668,103

District of Columbia 2.3%
District of Columbia, Core City, GO:
Series B-1, 5.3%, 6/1/2005 (a)                                                               6,000,000         6,169,920
Series A, 5.875%, 6/1/2005 (a)                                                               1,040,000         1,073,893
District of Columbia, GO, Series A, ETM, 5.875%, 6/1/2005 (a)                                2,610,000         2,696,339
District of Columbia, Water & Sewer Revenue, Public Utility Revenue,
6.0%, 10/1/2013 (a)                                                                          3,630,000         4,318,974
                                                                                                             -----------
                                                                                                              14,259,126

Florida 0.9%
Broward County, FL, Educational Facilities Authority Revenue,
Nova Southeastern, Series C, 1.36%*, 4/1/2024                                                  300,000           300,000
Dade County, FL, Health Facilities Authority Hospital Revenue,
Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (a)                             4,500,000         5,187,060
                                                                                                             -----------
                                                                                                               5,487,060

Georgia 4.5%
Burke County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power Corp., Series C, 1.36%*, 1/1/2018 (a)                                       1,500,000         1,500,000
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (a)                                     1,000,000         1,115,940
Forsyth County, GA, School District GO, 6.0%, 2/1/2014                                       1,000,000         1,161,570
Fulton Dekald County, GA, Hospital Authority Hospital Revenue
Certificates, 5.25%, 1/1/2016 (a)                                                            8,500,000         9,442,735
Georgia, State, GO, 6.75%, 9/1/2010                                                          5,370,000         6,483,953
Georgia, State, GO, Higher Education Revenue, Series D, 5.75%,
10/1/2013                                                                                    5,000,000         5,784,800
Monroe County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power Corp., Series B, 1.36%*, 1/1/2020 (a)                                       1,200,000         1,200,000
Richmond County, GA, County GO, Board of Education, 5.0%,
11/1/2007                                                                                    1,000,000         1,086,610
                                                                                                             -----------
                                                                                                              27,775,608

Hawaii 1.2%
Hawaii, State GO, Series CI, 4.75%, 11/1/2008                                                7,050,000         7,658,627

Illinois 7.1%
Chicago, IL, Core City GO, Capital Appreciation Project, Series A,
Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (a)                                         1,100,000           889,779
Chicago, IL, Higher Education Revenue, City Colleges, Zero
Coupon, 1/1/2014 (a)                                                                        11,570,000         7,813,915
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (a)                               5,000,000         3,836,050
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment
Revenue, Zero Coupon, 5/15/2006                                                              8,500,000         8,055,365
Illinois, State GO:
Series First, Prerefunded, 5.75%, 6/1/2011 (a)                                               3,000,000         3,450,540
Series First, Prerefunded, 6.0%, 1/1/2012 (a)                                                3,305,000         3,817,473
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority,
Series A, 5.5%, 1/1/2013 (a)                                                                 2,200,000         2,512,994
Rosemont, IL, Core City GO:
Series A, Zero Coupon, 12/1/2013 (a)                                                         3,865,000         2,644,240
Series A, Zero Coupon, 12/1/2014 (a)                                                         4,000,000         2,599,280
University of Illinois, Higher Education Revenue, Auxiliary Facilities
System:
Series A, 5.5%, 4/1/2015 (a)                                                                 3,860,000         4,450,966
Series A, 5.5%, 4/1/2016 (a)                                                                 3,580,000         4,129,530
                                                                                                             -----------
                                                                                                              44,200,132

Indiana 2.2%
Indianapolis, IN, City Core GO, Local Improvements, Series B,
6.0%, 1/10/2013                                                                              3,000,000         3,464,490
Indianapolis, IN, State Agency (REV) Lease, Local Improvements,
Series D, 6.75%, 2/1/2014                                                                    8,000,000         9,717,360
Purdue University, IN, Student Loans Revenue, Student Fee Service,
Series B, Prerefunded, 6.7%, 7/1/2015                                                          250,000           261,905
                                                                                                             -----------
                                                                                                              13,443,755

Iowa 0.4%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%,
2/15/2007                                                                                    2,000,000         2,184,100

Kansas 0.4%
Johnson County, KS, School District GO, Unified School District
No.231, Series A, 5.25%, 10/1/2014 (a)                                                       2,220,000         2,524,762

Kentucky 0.4%
Kentucky, State (REV) Lease, State Property and Buildings
Commission Revenue, Project No.68, Prerefunded, 5.75%, 10/1/2012                             2,000,000         2,311,520
Lexington-Fayette, KY, Project Revenue, University of Kentucky
Alumni Association, Inc. Project, Prerefunded, 6.5%, 11/1/2009 (a)                             300,000           308,595
                                                                                                             -----------
                                                                                                               2,620,115

Louisiana 0.9%
Louisiana, Sales & Special Tax Revenue, Regional Transportation
Authority, Series A, 7.95%, 12/1/2013 (a)                                                    2,815,000         3,763,542
Orleans, LA, Sales & Special Tax Revenue, Levee, District
Improvement Project, 5.95%, 11/1/2014 (a)                                                    1,455,000         1,573,437
                                                                                                             -----------
                                                                                                               5,336,979

Maryland 0.9%
Maryland, State GO, Series A, 5.5%, 3/1/2017                                                 4,765,000         5,583,293

Massachusetts 1.9%
Massachusetts, Bay Transportation Authority Revenue, Series A,
Unrefunded, 5.75%, 7/1/2015                                                                     85,000            96,132
Massachusetts, Bay Transportation Authority, Mass Revenue,
Prerefunded, Series A, 5.75%, 7/1/2015                                                         915,000         1,053,714
Massachusetts, State GO:
Series D, 5.5%, 11/1/2015 (a)                                                                1,000,000         1,159,900
Series B, 5.75%, 6/1/2009                                                                    8,340,000         9,444,633
Series C, Prerefunded, 5.75%, 10/1/2015                                                        250,000           287,288
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue,
Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010                                       10,000            10,239
                                                                                                             -----------
                                                                                                              12,051,906

Michigan 6.7%
Brighton, MI, School District GO, Series II, Zero Coupon, 5/1/2016 (a)                       5,000,000         3,068,200
Detroit, MI, Core City GO:
Series B, 5.875%, 4/1/2013 (a)                                                               2,410,000         2,764,005
Series B, 5.875%, 4/1/2014 (a)                                                               2,555,000         2,930,304
Detroit, MI, GO, Series A, Prerefunded, 6.7%, 4/1/2010                                         300,000           312,222
Detroit, MI, State GO, Series A-1, 5.375%, 4/1/2016 (a)                                      2,000,000         2,226,100
Hartland, MI, School District GO, 5.375%, 5/1/2014                                           3,295,000         3,698,703
Michigan, Hospital & Healthcare Revenue, Hospital Finance
Authority, Gratiot Community Hospital, 6.1%, 10/1/2007                                         245,000           257,034
Michigan, Hospital & Healthcare Revenue, Hospital Finance
Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (a)                                  3,000,000         3,408,240
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A,
5.5%, 11/1/2014 (a)                                                                          3,000,000         3,440,280
Michigan, State Agency (GO) Lease, State Building Authority,
Series I, 6.5%, 10/1/2004                                                                      160,000           160,696
Michigan, State Agency (REV) Lease, Municipal Bond Authority,
Series A, Zero Coupon, 6/15/2006 (a)                                                         4,750,000         4,592,918
Michigan, University of Michigan Hospitals Revenue, Series A,
1.36%*, 12/1/2019                                                                              900,000           900,000
Michigan, Water & Sewer Revenue, Municipal Bond Authority,
5.375%, 10/1/2016                                                                            6,670,000         7,476,870
Romulus Township, MI, School District, Series II, Prerefunded, Zero
Coupon, 5/1/2022 (a)                                                                        12,400,000         4,279,240
Walled Lake, MI, School District GO, 5.75%, 5/1/2013                                         2,000,000         2,267,280
                                                                                                             -----------
                                                                                                              41,782,092

Mississippi 0.5%
Rankin County, MS, School District GO, 5.25%, 2/1/2015 (a)                                   2,845,000         3,221,906

Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health and Educational
Facilities Authority, Washington University, Series A, 5.5%,
6/15/2016                                                                                    3,200,000         3,731,104
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks
General Hospital, 6.0%, 2/15/2006                                                              205,000           214,020
Missouri, Water & Sewer Revenue, State Revolving Funds Project,
Series C, 5.375%, 7/1/2015                                                                   3,495,000         4,032,007
                                                                                                             -----------
                                                                                                               7,977,131

Nebraska 0.3%
Omaha, NE, School District GO, Series A, 6.5%, 12/1/2013                                     1,500,000         1,859,310

Nevada 1.3%
Clark County, NV, School District GO, Building and Renovation,
Series B, 6.5%, 6/15/2007 (a)                                                                7,000,000         7,838,670

New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Higher Educational and
Health Facilities Revenue, Catholic Charities, Series A, 5.75%,
8/1/2011                                                                                     1,300,000         1,335,282

New Jersey 1.1%
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund:
Series B, 6.5%, 6/15/2011 (a)                                                                   85,000           102,502
Series B, 6.5%, 6/15/2011 (a)                                                                  140,000           167,502
New Jersey, Transportation/Tolls Revenue, Federal Transportation
Administration Grants:
Series B, 5.75%, 9/15/2013 (a)                                                               2,760,000         3,191,195
Series B, 6.0%, 9/15/2015 (a)                                                                  500,000           584,990
New Jersey, Transportation/Tolls Revenue, State Highway Authority,
Garden State Parkway, 5.5%, 1/1/2014 (a)                                                     2,630,000         3,037,676
                                                                                                             -----------
                                                                                                               7,083,865

New York 10.6%
Long Island, NY, Electric Revenue, Power Authority, Series B,
 5.25%, 12/1/2014                                                                            4,000,000         4,418,960
New York, Higher Education Revenue, University Adult Facilities,
Series B, 5.75%, 5/15/2013 (a)                                                               1,400,000         1,625,848
New York, Metropolitan Transportation Authority Revenue, Series A,
 5.5%, 11/15/2014 (a)                                                                        5,000,000         5,807,900
New York, Sales & Special Tax Revenue, Thruway Authority,
Series A, 5.5%, 3/15/2015                                                                    3,365,000         3,759,075
New York, State (GO) Lease, Metropolitan Transportation Authority,
Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007                                   1,975,000         2,180,558
New York, State Agency (GO) Lease, Urban Development
Corporation, Onondaga County Convention Center, 6.0%, 1/1/2005                               1,535,000         1,558,071
New York, Transportation/Tolls Revenue, Thruway Authority Service
Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (a)                               2,500,000         2,822,175
New York, NY, Core City GO:
Series B, 5.75%, 8/1/2015                                                                    5,000,000         5,576,000
Series I, 6.25%, 4/15/2006                                                                   1,000,000         1,068,260
Series G, 6.75%, 2/1/2009                                                                    5,000,000         5,785,950
Series B, 7.25%, 8/15/2007                                                                   2,900,000         3,299,214
New York, NY, General Obligation, Series A, 5.5%, 8/1/2014                                   6,670,000         7,445,187
New York, NY, GO:
Series J, 5.25%, 5/15/2015 (a)                                                               4,000,000         4,489,320
Series D, 6.5%, 2/15/2005                                                                      675,000           689,945
New York, NY, Prerefunded, 6.5%, 2/15/2005                                                     640,000           654,925
New York, NY, State Agency (GO) Lease, Tobacco Settlement
Funding Corp, Series A-1, 5.5%, 6/1/2018                                                    10,000,000        10,931,200
New York, NY, Sports, Expo & Entertainment Revenue, City
Industrial Development Agency, USTA National Tennis Center
Project, 6.1%, 11/15/2004 (a)                                                                  200,000           201,980
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015                               3,080,000         3,372,107
                                                                                                             -----------
                                                                                                              65,686,675

North Carolina 1.1%
North Carolina, Electric Revenue, Municipal Power Agency,
Series F, 5.5%, 1/1/2016                                                                     1,000,000         1,079,240
North Carolina, Electric Revenue, Power Agency No.1 Catawba
Electric, 7.25%, 1/1/2007 (a)                                                                5,000,000         5,590,800
                                                                                                             -----------
                                                                                                               6,670,040

Ohio 1.0%
Franklin County, OH, Hospital & Healthcare Revenue, Ohio
Presbyterian Services:
5.15%, 7/1/2007                                                                              1,000,000         1,038,480
5.4%, 7/1/2010                                                                                 750,000           781,680
Ohio, Higher Education Revenue, University of Findlay Project,
5.75%, 9/1/2007                                                                                375,000           392,029
Ohio, Industrial Development Revenue, Building Authority, Adult
Correction Facilities, Series A, 5.5%, 10/1/2013 (a)                                         1,140,000         1,292,076
Ohio, Water & Sewer Revenue, Water Development Authority, Pure
Water Improvement Project, Series B, 5.5%, 6/1/2015 (a)                                      2,280,000         2,648,835
                                                                                                             -----------
                                                                                                               6,153,100

Oklahoma 0.4%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital
Authority, 5.75%, 8/15/2006                                                                    105,000           109,618
Oklahoma, Industrial Authority Revenue, Integris Baptist Project,
Series B, 1.35%*, 8/15/2029 (a)                                                              2,085,000         2,085,000
                                                                                                             -----------
                                                                                                               2,194,618

Oregon 2.3%
Multnomah County, OR, School District GO, Series E, 5.625%,
 6/15/2013                                                                                   1,645,000         1,872,076
Oregon, Department of Transportation Highway, User Tax Revenue,
Series A, 5.25%, 11/15/2015                                                                  3,000,000         3,396,180
Oregon, Sales & Special Tax Revenue, Department Administrative
Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (a)                                     4,000,000         4,568,160
Washington & Clackamas Counties, OR, School District GO,
5.375%, 6/15/2017 (a)                                                                        4,000,000         4,462,760
                                                                                                             -----------
                                                                                                              14,299,176

Pennsylvania 3.6%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%,
12/1/2015 (a)                                                                                3,370,000         3,781,207
Delaware County, PA, County GO, 5.125%, 10/1/2014                                            4,200,000         4,608,450
Pennsylvania, Higher Education Revenue, Higher Educational
Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007                                  265,000           285,813
Pennsylvania, State GO, Series First, 6.0%, 1/15/2013 (b)                                    5,500,000         6,404,365
Philadelphia, PA, School District GO:
Series C, 5.75%, 3/1/2011 (a)                                                                  500,000           572,920
Series C, 5.875%, 3/1/2013 (a)                                                               1,000,000         1,152,160
Pittsburgh, PA, School District GO, 5.25%, 9/1/2009 (a)                                      2,000,000         2,223,980
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue,
Health and Welfare Authority, Community Medical Center Project,
5.5%, 7/1/2008 (a)                                                                           2,725,000         3,015,649
                                                                                                             -----------
                                                                                                              22,044,544

Puerto Rico 0.5%
Puerto Rico, Public Finance Corp., Commonwealth Tax, Series A,
5.75%, 8/1/2027                                                                              2,550,000         2,877,267

South Carolina 1.4%
South Carolina, Water & Sewer Revenue, Grand Strand Water and
Sewer Authority:
5.375%, 6/1/2015 (a)                                                                         3,705,000         4,151,675
5.375%, 6/1/2016 (a)                                                                         3,900,000         4,357,587
                                                                                                             -----------
                                                                                                               8,509,262

Tennessee 2.5%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center
Hospital, ETM, 5.5%, 7/1/2013 (a)                                                            3,305,000         3,753,621
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment
Revenue, Sports Authority Memphis Arena Project, Series A,
5.5%, 11/1/2015 (a)                                                                          3,545,000         4,031,161
Nashville and Davidson Counties, TN, Electric Revenue, Series B,
5.5%, 5/15/2014                                                                              3,535,000         4,078,047
Nashville and Davidson Counties, TN, Water & Sewer Revenue,
Series B, 5.25%, 1/1/2013 (a)                                                                3,310,000         3,741,988
                                                                                                             -----------
                                                                                                              15,604,817

Texas 13.7%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (a)                                    5,775,000         4,897,835
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (a)                                      2,800,000         3,176,236
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (a)                                       6,500,000         7,849,530
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical
Center, Inc. Project, 6.125%, 8/15/2012                                                      1,000,000         1,027,110
Harris County, TX, GO, Series A, Zero Coupon, 8/15/2006 (a)                                  3,915,000         3,767,835
Harris County, TX, Health Facilities Development Corp. Revenue,
Special Facilities, Texas Medical Center Project, 1.35%*,
9/1/2031 (a)                                                                                   600,000           600,000
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (a)                                                                8,250,000         9,309,300
Series B, 5.75%, 12/1/2016 (a)                                                               1,000,000         1,171,850
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems
Contract, Series J, 6.25%, 12/15/2013 (a)                                                    2,500,000         2,992,325
North East, TX, School District, GO, 6.0%, 2/1/2015                                          4,575,000         5,294,739
Northside, TX, Independent School District, GO, 5.0%, 2/15/2015                              2,160,000         2,366,928
Plano, TX, School District, GO, 5.25%, 2/15/2014                                             4,625,000         5,144,896
Texas, Electric Revenue, Lower Colorado River Authority, Series A,
5.875%, 5/15/2014 (a)                                                                        2,500,000         2,841,925
Texas, Electric Revenue, Texas Electric Co. Project, Series A,
5.5%, 5/1/2022                                                                               1,750,000         1,854,983
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2007 (a)                                                                 542,000           505,415
ETM, Zero Coupon, 9/1/2007 (a)                                                               7,843,000         7,296,343
Zero Coupon, 9/1/2014 (a)                                                                       35,000            23,188
Zero Coupon, 9/1/2014 (a)                                                                    1,765,000         1,160,187
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (a)                                           3,710,000         4,135,351
Texas, Water & Sewer Revenue, State Revolving Funds Project:
Series A, 5.625%, 7/15/2013                                                                  2,290,000         2,589,372
Series A, 5.75%, 7/15/2013                                                                   3,000,000         3,384,660
Series B, 5.75%, 7/15/2014                                                                   3,555,000         4,010,822
Travis County, TX, Hospital & Healthcare Revenue, Ascension
Health Credit:
Series A, 5.75%, 11/15/2007 (a)                                                              2,000,000         2,213,280
Series A, 5.75%, 11/15/2010 (a)                                                              1,000,000         1,131,610
Series A, 6.25%, 11/15/2013 (a)                                                              5,000,000         5,877,200
Waxahachie, TX, Independent School District, ETM, Zero Coupon,
8/15/2009                                                                                      150,000           129,042
Waxahachie, TX, School District GO, Independent School District,
Zero Coupon, 8/15/2009                                                                         250,000           214,193
                                                                                                             -----------
                                                                                                              84,966,155

Utah 1.4%
Utah, Electric Revenue, Intermountain Power Agency:
Series B, ETM, 6.25%, 7/1/2006 (a)                                                           5,060,000         5,475,122
Series B, 6.25%, 7/1/2006 (a)                                                                2,940,000         3,174,524
                                                                                                             -----------
                                                                                                               8,649,646

Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority,
5.25%, 7/1/2009                                                                              2,000,000         2,137,120

Washington 2.4%
Douglas County, WA, School District GO, School District No.206,
Eastmont, 5.75%, 12/1/2013 (a)                                                               2,000,000         2,290,180
King and Snohomish Counties, WA, County GO, 5.75%,
12/1/2015 (a)                                                                                8,000,000         9,200,400
Washington, Electric Revenue, Public Power Supply System,                                    2,120,000         2,334,671
Nuclear Project No.2, Series A, 5.8%, 7/1/2007
Washington, Electric Revenue, Public Power Supply System,                                    1,000,000         1,195,250
Nuclear Project No. 2, Series A, 6.3%, 7/1/2012
                                                                                                             -----------
                                                                                                              15,020,501

West Virginia 0.5%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (a)                            2,940,000         3,338,252

Wisconsin 2.8%
Wisconsin, Hospital & Healthcare Revenue, Mercy Health
System Corp.:
6.0%, 8/15/2005 (a)                                                                          1,400,000         1,458,940
6.125%, 8/15/2006 (a)                                                                        1,480,000         1,599,939
6.25%, 8/15/2007 (a)                                                                         1,000,000         1,114,380
Wisconsin, State GO:
Series C, 5.25%, 5/1/2016 (a)                                                                7,705,000         8,507,938
Series D, Prerefunded, 5.75%, 5/1/2015                                                       4,000,000         4,628,320
                                                                                                            ------------
                                                                                                              17,309,517


                                                                                                             -----------


Total Investment Portfolio  (Cost $574,719,787)                                                              619,622,052
                                                                                                           =============


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2004.

(a)     Bond is insured by one of these companies:
                                                              As a % of Total
Insurance Coverage                                        Investment Portfolio
------------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp                                        13.9
------------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Company                        12.9
------------------------------------------------------------------------------
FSA          Financial Security Assurance                                13.3
------------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                          18.8
------------------------------------------------------------------------------

(b) At August 31, 2004 these securities have been pledged to cover in whole or in part, initial margin requirements for open futures contracts.


ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.


Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Intermediate Tax / AMT Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004